Restructuring - Restructuring Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring
Employee-related restructuring expenses	€ (25)	€ 7	€ (1,111)
Onerous contract-related restructuring expenses and restructuring related impairment losses	(132)	(4)	(19)
Restructuring expenses	€ 157	€ (3)	€ 1,130